SCHEDULE OF RECONCILIATION OF STATUTORY INCOME TAX RATES AND EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	21.00%	21.00%
State income tax, net of federal benefit	7.00%	7.00%
Permanent differences	0.00%	0.00%
Valuation allowance	(28.00%)	(28.00%)
Provision for income taxes	0.00%	0.00%